Subsequent event (Details)	Jan. 30, 2026	Jul. 08, 2022
Avenue Holding Cayman Ltd
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired		35.00%
Major business combination | ITB Holding Brasil Participações Ltda.
Disclosure of non-adjusting events after reporting period [line items]
Percentage of interest owned after the acquisition	50.10%
Major business combination | Avenue Holding Cayman Ltd
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	17.20%